Consolidated Statements of Recognized Income and Expense - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[2]	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit (loss)	€ 8,116	€ 9,315	[1],[3]	€ 8,207
OTHER RECOGNISED INCOME AND EXPENSE	419	(1,899)		(7,320)
Items that will not be reclassified to profit or loss	(1,351)	332		(88)
Actuarial gains and losses on defined benefit pension plans	(1,677)	618		(157)
Non-current assets held for sale	0	0		0
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	1	1		1
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(29)	(174)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	44	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(44)	0
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(156)	109
Income tax relating to items that will not be reclassified	510	(222)		68
Items that may be reclassified to profit or loss	1,770	(2,231)		(7,232)
Hedges of net investments in foreign operations (effective portion)	(1,151)	(2)		614
Revaluation gains (losses)	(1,151)	(2)		614
Amounts transferred to income statement	0	0		0
Other reclassifications	0	0		0
Exchanges differences	1,396	(1,874)		(8,014)
Revaluation gains (losses)	1,396	(1,874)		(8,014)
Amounts transferred to income statement	0	0		0
Other reclassifications	0	0		0
Cash flow hedges (effective portion)	8	174		(441)
Revaluation gains (losses)	(1,104)	491		501
Amounts transferred to income statement	1,112	(317)		(942)
Transferred to initial carrying amount of hedged items	0	0		0
Other reclassifications	0	0		0
Financial assets available-for-sale				683
Revaluation gains (losses)				1,137
Amounts transferred to income statement				(454)
Other reclassifications				0
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	2,414	(591)
Revaluation gains (losses)	2,588	(29)
Amounts transferred to income statement	(792)	(562)
Other reclassifications	618	0
Non-current assets held for sale	0	0		0
Revaluation gains (losses)	0	0		0
Amounts transferred to income statement	0	0		0
Other reclassifications	0	0		0
Share of other recognised income and expense of investments	(27)	(77)		(70)
Income tax relating to items that may be reclassified to profit or loss	(870)	139		(4)
Total recognised income and expenses for the year	8,535	7,416		887
Attributable to non-controlling interests	1,911	1,396		1,005
Attributable to the parent	€ 6,624	€ 6,020		€ (118)

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).